As filed with the U.S. Securities and Exchange Commission on September 22, 2026

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.

Post-Effective Amendment No.	178	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	179	[X]

(Check appropriate box or boxes)

iM GLOBAL PARTNER FUNDS

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

John M. Coughlan	Copies of Communications to:
2301 Rosecrans Avenue, Suite 2150	David A. Hearth, Esq.
El Segundo, California 90245	Paul Hastings LLP
(Name and Address of Agent for Service)	101 California Street, 48th Floor
San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On September 24, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 178 to the Registration Statement on Form N-1A for iM Global Partner Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the iMGP DBi Absolute Return ETF (the “Fund”), a series of the Trust, filed as part of Post-Effective Amendment No.  174 (“PEA No. 174”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-26-300501 on July 10, 2026, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

Since no other changes are intended to be made to PEA No. 174 by means of this filing, Parts A, B and C of PEA No. 174 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 174.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 174.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 174.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 178 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 178 and Amendment No. 179 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo, and State of California, on the 22nd day of September, 2026.

iM GLOBAL PARTNER FUNDS

By:	/s/ John M. Coughlan
John M. Coughlan
Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 178 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas W. Bird*	Trustee	September 22, 2026
Thomas W. Bird

/s/ Jonathan W. DePriest*	Trustee	September 22, 2026
Jonathan W. DePriest

/s/ Craig Wainscott*	Trustee	September 22, 2026
Craig Wainscott

/s/ Harold M. Shefrin*	Trustee	September 22, 2026
Harold M. Shefrin

/s/ Pamela Yang* Pamela Yang	Trustee	September 22, 2026

/s/ John M. Coughlan	Principal Executive Officer	September 22, 2026
John M. Coughlan

/s/ John M. Coughlan John M. Coughlan	Treasurer (Principal Financial Officer)	September 22, 2026

* By: /s/ John M. Coughlan
John M. Coughlan, Attorney-in-Fact